BANKNORTH FUNDS
                             (formerly, Stratevest Funds)

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                   October 31, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: BANKNORTH FUNDS (formerly, Stratevest Funds)(the "Trust")
            Banknorth Large Cap Core Fund
            Banknorth Large Cap Growth Fund
            Banknorth Large Cap Value Fund
            Banknorth Small/Mid Cap Core Fund
            Banknorth Intermediate Bond Fund
            Banknorth Vermont Municipal Bond Fund
           1933 Act File No. 333-41562
           1940 Act File No. 811-10021

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 31, 2001, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed pursuant to Rule 485(b) as Post-Effective amendment No. 3 on October 29, 2001 and corrected on October 30, 2001 to state Post-Effective Amendment No. 1.

     If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                Very truly yours,



                                                /s/ Gail C. Jones
                                                Gail C. Jones
                                                Assistant Secretary